Acquisition of Stingray Entities - Schedule Assets Acquired and Liabilities Assumed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	[1]	Dec. 31, 2014	Nov. 24, 2014
Business Acquisition [Line Items]
Cash and cash equivalents					$ 7,059,068
Accounts receivable					28,069,138
Inventories					1,205,059
Other current assets					2,884,017
Property, plant and equipment					101,529,882
Goodwill	$ 88,726,875 [1]	$ 88,726,875		$ 88,815,122	86,043,148
Other Assets					211,057
Total assets acquired					267,721,369
Accounts payable and accrued liabilities					34,158,094
Income taxes payable					120,000
Long-term debt					49,813,275
Total liabilities assumed					84,091,369
Net assets acquired					183,630,000
Customer relationships
Business Acquisition [Line Items]
Identifiable intangible assets - customer relationships					33,610,000
Customer relationships | Minimum
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life (in years)	4 years
Customer relationships | Maximum
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life (in years)	10 years
Trade names
Business Acquisition [Line Items]
Identifiable intangible assets - customer relationships					7,110,000
Finite-lived intangible asset, useful life (in years)	10 years
Trade names | Minimum
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life (in years)	4 years
Trade names | Maximum
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life (in years)	10 years
Pressure Pumping
Business Acquisition [Line Items]
Cash and cash equivalents					6,930,597
Accounts receivable					25,904,279
Inventories					1,205,059
Other current assets					2,800,125
Property, plant and equipment					98,746,182
Goodwill					82,867,545
Other Assets					207,057
Total assets acquired					259,150,844
Accounts payable and accrued liabilities					33,428,913
Income taxes payable					115,000
Long-term debt					48,696,931
Total liabilities assumed					82,240,844
Net assets acquired					176,910,000
Pressure Pumping | Customer relationships
Business Acquisition [Line Items]
Identifiable intangible assets - customer relationships					33,610,000
Pressure Pumping | Trade names
Business Acquisition [Line Items]
Identifiable intangible assets - customer relationships					6,880,000
Logistics
Business Acquisition [Line Items]
Cash and cash equivalents					128,471
Accounts receivable					2,164,859
Inventories					0
Other current assets					83,892
Property, plant and equipment					2,783,700
Goodwill					3,175,603
Other Assets					4,000
Total assets acquired					8,570,525
Accounts payable and accrued liabilities					729,181
Income taxes payable					5,000
Long-term debt					1,116,344
Total liabilities assumed					1,850,525
Net assets acquired					6,720,000
Logistics | Customer relationships
Business Acquisition [Line Items]
Identifiable intangible assets - customer relationships					0
Logistics | Trade names
Business Acquisition [Line Items]
Identifiable intangible assets - customer relationships					$ 230,000

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.